DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Borrowing [Roll Forward]
Debt obligations, beginning of period	$ 55,528
Debt obligation issuance, net of repayments	1,571
Non Cash Changes In Borrowings [Abstract]
Deconsolidation due to loss of control	(2,105)
Debt from asset acquisitions	364
Assumed by purchaser	(1,199)
Amortization of deferred financing costs and (premium) discount	145
Foreign currency translation	430
Other	(17)
Debt obligations, end of period	$ 54,717